Debt - Interest Rate, Corresponding Maturities, and Contingent Conversion Periods of Cash Convertible Notes (Details) - Cash convertible notes - 2024 Notes	1 Months Ended	12 Months Ended
	Jan. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Annual interest rate		1.00%
Conversion rate per $200,000 principal amount		0.021801549
Subsequent Event
Debt Instrument [Line Items]
Conversion rate per $200,000 principal amount	0.0217842655